Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents
7.	Cash and cash equivalents

As at December 31, 2021 and 2020, there are no restrictions on cash and cash equivalents. Cash and cash equivalents include the following components:

	2021	2020
	$	$
Cash	3,568,561	10,104,899
Guaranteed investment certificates	8,633,952	8,000,000
Cash and cash equivalents	12,202,513	18,104,899

Guaranteed investment certificates are instruments issued by Canadian financial institutions and include $3,000,000 bearing interest at a rate of 0.37%, $5,000,000 bearing interest at a rate of 0.86%, and $633,952 bearing interest at a rate of 0.08%. These instruments are redeemable without penalty 60 days, 30 days and 30 days from the date of acquisition and mature in January 2022, September 2022, and December 2022.